Item 1. Report to Shareholders

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified
Annual
Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------
As of 12/31/03

Equity Index 500 Fund   $27,789

S&P 500 Stock Index   $28,563

                                                   S&P 500         Equity Index
                                               Stock Index             500 Fund
--------------------------------------------------------------------------------

12/93                                       $       10,000       $       10,000

12/94                                               10,132               10,101

12/95                                               13,940               13,855

12/96                                               17,140               16,994

12/97                                               22,859               22,580

12/98                                               29,392               28,973

12/99                                               35,576               34,952

12/00                                               32,337               31,701

12/01                                               28,493               27,843

12/02                                               22,196               21,658

12/03                                               28,563               27,789


Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 12/31/03            1 Year           5 Years             10 Years
--------------------------------------------------------------------------------

Equity Index 500 Fund             28.31%            -0.83%               10.76%

S&P 500 Stock Index               28.68             -0.57                11.07


Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Annual Report

     We are pleased to report that your fund returned 28.31% in 2003. The fund closely tracked but slightly lagged its benchmark, the S&P 500 Stock Index, as shown in the Performance Comparison table on the preceding page. The shortfall was due to expenses.

     As you know, the fund seeks to match the performance of the Standard & Poor's 500 Stock Index by investing substantially all of its assets in all of the stocks in the index. We attempt to maintain holdings of each stock in proportion to its weight in the index. This is known as a full replication strategy. Standard & Poor's constructs the index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its total market value.

     The Major Index Returns chart shows how various domestic market indexes performed over the fund's fiscal year. As you can see, the Russell 2000 Index and the Nasdaq Composite Index, which is heavily weighted with technology stocks, produced very strong returns in 2003. Large-cap stocks, as measured by the S&P 500 Index, were less robust.

Major Index Returns
--------------------------------------------------------------------------------
S&P 500 Stock Index                                                          29%

S&P MidCap 400 Index                                                         36%

Russell 2000 Index                                                           47%

Nasdaq Composite Index                                                       50%


The Top 5 Sectors table shows how the fund's largest sector allocations changed in 2003. As you can see, exposure to financial, information technology, and consumer discretionary companies increased over the last year, while allocations to health care and consumer staples stocks decreased.

Top 5 Sectors
--------------------------------------------------------------------------------

                                                        Percent of Equities
                                                  12/31/02             12/31/03
--------------------------------------------------------------------------------

Financials                                            20.5%                20.6%

Information Technology                                15.3                 17.7

Health Care                                           15.0                 13.4

Consumer Discretionary                                10.5                 11.3

Consumer Staples                                      12.4                 11.0


For comparison purposes, we have restated the historical weightings to incorporate changes to the sector and industry classification system.

     Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

     Thank you for your continued support.

     Respectfully submitted,

     James S. Riepe
     Chairman

     January 20, 2004

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Annual Report



Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                          Year
                         Ended
                      12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning
of period            $   23.67   $   30.84   $   35.50   $   39.56   $   33.38

Investment activities

  Net investment
  income (loss)           0.37*       0.34*       0.32*       0.33*       0.34*

  Net realized
  and unrealized
  gain (loss)             6.28       (7.17)      (4.65)      (3.98)       6.49

  Total from
  investment
  activities              6.65       (6.83)      (4.33)      (3.65)       6.83

Distributions

  Net investment
  income                 (0.37)      (0.34)      (0.33)      (0.33)      (0.34)

  Net realized gain       --          --          --         (0.08)      (0.31)

  Total distributions    (0.37)      (0.34)      (0.33)      (0.41)      (0.65)


NET ASSET VALUE
End of period        $   29.95   $   23.67   $   30.84   $   35.50   $   39.56
                     -----------------------------------------------------------

Ratios/Supplemental Data

Total return^            28.31%*    (22.21)%*   (12.17)%*    (9.30)%*    20.64%*

Ratio of total
expenses to
average net
assets                    0.35%*       0.35%*      0.35%*      0.35%*     0.40%*

Ratio of net
investment
income (loss)
to average
net assets                1.44%*       1.27%*      1.00%*      0.85%*     0.98%*

Portfolio
turnover rate              1.2%         6.6%        4.0%        9.1%       5.2%

Net assets,
end of period
(in millions)           $ 3,885      $ 2,708     $ 3,473     $ 4,045   $ 5 ,049


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
* Excludes expenses in excess of a 0.40% contractual expense limitation in effect through 12/31/99 and a 0.35% contractual expense limitation in effect through 12/31/03.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Portfolio of Investments ss.                            Shares/Par        Value
--------------------------------------------------------------------------------
                                                                       ($ 000s)

COMMON STOCKS   97.5%

CONSUMER DISCRETIONARY   11.0%

Auto Components   0.2%

Johnson Controls                                    32,897                3,820
Delphi                                             207,758                2,121
Dana                                                56,403                1,035
Cooper Tire                                         26,973                  577
Visteon                                             50,650                  527
Goodyear Tire & Rubber *                            65,670                  516

                                                                          8,596


Automobiles 0.7%

GM                                                 206,185               11,010
Ford Motor                                         674,167               10,787
Harley-Davidson                                    111,086                5,280

                                                                         27,077


Distributors 0.1%

Genuine Parts                                       64,420                2,139

                                                                          2,139


Hotels, Restaurants & Leisure   1.2%

McDonald's                                         465,879               11,568
Carnival                                           230,993                9,177
Starbucks *                                        142,271                4,703
International Game Technology                      125,924                4,496
Marriott, Class A                                   85,972                3,972
Yum! Brands *                                      109,167                3,755
Starwood Hotels & Resorts Worldwide, REIT           74,007                2,662
Hilton                                             136,646                2,341
Harrah's Entertainment                              40,371                2,009
Wendy's                                             41,585                1,632
Darden Restaurants                                  60,797                1,279

                                                                         47,594


Household Durables   0.5%

Fortune Brands                                      53,244                3,806
Centex                                              22,518                2,424
Newell Rubbermaid                                  102,878                2,343

Pulte                                               22,689                2,124
Whirlpool                                           24,853                1,806
Leggett & Platt                                     71,946                1,556
Black & Decker                                      29,164                1,438
Stanley Works                                       34,187                1,295
KB Home                                             17,334                1,257
Maytag                                              27,779                  774
Snap-On                                             20,550                  663
American Greetings. Class A *                       27,492                  601
Tupperware                                          21,902                  380
Cavco Industries *                                   1,090                   26
                                                                         20,493


Internet & Catalog Retail   0.4%

eBay *                                             237,452               15,337

                                                                         15,337


Leisure Equipment & Products   0.2%

Mattel                                             162,359                3,129
Eastman Kodak                                      106,872                2,743
Hasbro                                              64,449                1,372
Brunswick                                           32,217                1,025
                                                                          8,269


Media   4.0%

Time Warner *                                    1,663,474               29,926
Viacom, Class B                                    643,431               28,556
Comcast, Class A *                                 827,782               27,209
Disney                                             750,463               17,508
Clear Channel Communications                       226,202               10,593
Gannett                                             98,652                8,796
Omnicom                                             70,537                6,160
Tribune                                            115,127                5,941
McGraw-Hill                                         71,200                4,978
Univision Communications, Class A *                118,243                4,693
New York Times, Class A                             55,768                2,665
Interpublic Group *                                156,355                2,439
Knight-Ridder                                       29,475                2,281
Dow Jones                                           29,613                1,476

Meredith                                            19,714                  962
                                                                        154,183


Multiline Retail   1.0%

Target                                             336,241               12,912
Kohl's *                                           123,800                5,563
Sears                                               92,422                4,204
Federated Department Stores                         67,473                3,180
May Department Stores                              105,631                3,071
J.C. Penney                                        100,871                2,651
Dollar General                                     125,233                2,629
Family Dollar Stores                                65,857                2,363
Nordstrom                                           51,614                1,770
Big Lots *                                          41,720                  593
Dillards, Class A                                   30,467                  501
                                                                         39,437


Specialty Retail   2.4%

Home Depot                                         839,723               29,802
Lowe's                                             289,701               16,047
GAP                                                329,719                7,653
Best Buy                                           117,923                6,160
Staples *                                          182,162                4,973
Bed Bath & Beyond *                                108,257                4,693
TJX                                                188,589                4,158
The Limited                                        194,191                3,501
AutoZone *                                          33,295                2,837
Tiffany                                             53,709                2,428
Office Depot *                                     113,407                1,895
Autonation *                                       102,900                1,890
Sherwin-Williams                                    53,549                1,860
RadioShack                                          60,477                1,855
Toys "R" Us *                                       82,378                1,041
Boise Cascade                                       31,208                1,026
Circuit City Stores                                 74,187                  752

                                                                         92,571


Textiles, Apparel, & Luxury Goods   0.3%

Nike, Class B                                       96,735                6,622
V.F.                                                39,447                1,706

Jones Apparel Group                                 48,212                1,699
Liz Claiborne                                       39,227                1,391
Reebok                                              20,930                  823
                                                                         12,241
Total Consumer Discretionary                                            427,937


CONSUMER STAPLES   10.7%


Beverages   2.6%

Coca-Cola                                          899,391               45,644
PepsiCo                                            634,377               29,575
Anheuser-Busch                                     299,375               15,771
Coca-Cola Enterprises                              171,065                3,741
Pepsi Bottling Group                                99,261                2,400
Brown-Forman, Class B                               22,611                2,113
Coors, Class B                                      13,759                  772
                                                                        100,016


Food & Staples Retailing   3.4%

Wal-Mart                                         1,590,159               84,358
Walgreen                                           376,669               13,703
Sysco                                              237,392                8,838
Costco Wholesale *                                 168,668                6,271
CVS                                                144,601                5,223
Kroger *                                           274,887                5,088
Safeway *                                          160,144                3,509
Albertson's                                        136,625                3,095
Supervalu                                           51,973                1,486
Winn-Dixie                                          55,686                  554
                                                                        132,125


Food Products   1.2%

General Mills                                      138,394                6,269
Sara Lee                                           285,150                6,191
Kellogg                                            149,399                5,689
ConAgra                                            198,734                5,245
Heinz                                              128,598                4,685
Wrigley                                             83,204                4,677
Campbell Soup                                      150,118                4,023

Hershey Foods                                       48,877                3,763
Archer-Daniels-Midland                             235,235                3,580
McCormick                                           52,900                1,592
                                                                         45,714


Household Products   1.9%

Procter & Gamble                                   476,170               47,560
Kimberly-Clark                                     185,500               10,961
Colgate-Palmolive                                  197,905                9,905
Clorox                                              81,023                3,934
                                                                         72,360


Personal Products   0.5%

Gillette                                           373,404               13,715
Avon Products                                       85,703                5,784
Alberto Culver                                      21,694                1,369
                                                                         20,868


Tobacco   1.1%

Altria Group                                       746,471               40,623
UST                                                 62,643                2,236
R.J. Reynolds Tobacco                               31,700                1,843
                                                                         44,702
Total Consumer Staples                                                  415,785


ENERGY   5.6%

Energy Equipment & Services   0.7%

Schlumberger                                       214,056               11,713
Halliburton                                        159,644                4,151
Baker Hughes                                       124,498                4,004
Transocean *                                       119,943                2,880
Nabors Industries *                                 53,076                2,203
BJ Services *                                       59,567                2,138
Noble Drilling *                                    48,700                1,742
Rowan *                                             36,460                  845
                                                                         29,676


Oil & Gas   4.9%

Exxon Mobil                                      2,428,607               99,573
ChevronTexaco                                      393,268               33,975

ConocoPhillips                                     250,502               16,425
Occidental Petroleum                               139,972                5,912
Devon Energy                                        85,951                4,922
Apache                                              59,288                4,808
Anadarko Petroleum                                  93,044                4,746
Burlington Resources                                75,041                4,156
Marathon Oil                                       114,098                3,776
Unocal                                              93,836                3,456
EOG Resources                                       43,626                2,014
Kerr-McGee                                          37,543                1,745
Amerada Hess                                        32,405                1,723
Sunoco                                              29,018                1,484
Ashland                                             24,786                1,092
                                                                        189,807
Total Energy                                                            219,483


FINANCIALS   20.1%

Capital Markets   3.6%

J.P. Morgan Chase                                  747,169               27,444
Morgan Stanley                                     399,991               23,147
Merrill Lynch                                      348,265               20,426
Goldman Sachs Group                                174,225               17,201
Bank of New York                                   284,698                9,429
Lehman Brothers                                    101,261                7,819
State Street                                       121,386                6,322
Charles Schwab                                     497,346                5,889
Mellon Financial                                   157,537                5,059
Franklin Resources                                  91,632                4,770
Northern Trust                                      82,183                3,815
Bear Stearns                                        37,552                3,002
T. Rowe Price Group                                 46,713                2,215
Janus Capital Group                                 93,297                1,531
Federated Investors, Class B                        39,200                1,151
                                                                        139,220


Commercial Banks   6.2%

Bank of America                                    547,098               44,003
Wells Fargo                                        621,657               36,609

Wachovia                                           489,366               22,800
U.S. Bancorp                                       709,922               21,141
Bank One                                           412,193               18,792
FleetBoston Financial                              385,969               16,848
Fifth Third Bancorp                                207,746               12,278
National City                                      227,968                7,737
BB&T                                               196,736                7,602
SunTrust                                           103,686                7,414
PNC Financial Services Group                       102,719                5,622
KeyCorp                                            154,755                4,537
SouthTrust                                         123,909                4,056
Comerica                                            63,956                3,585
Synovus Financial                                  112,845                3,263
Marshall & Ilsley                                   84,702                3,240
AmSouth Bancorporation                             129,117                3,163
Regions Financial                                   82,750                3,078
Charter One Financial                               84,606                2,923
North Fork Bancorporation                           58,130                2,353
Union Planters                                      72,728                2,290
First Tennessee National                            48,011                2,117
Zions Bancorp                                       32,965                2,022
Huntington Bancshares                               86,608                1,949
                                                                        239,422


Consumer Finance   1.2%

American Express                                   471,437               22,738
MBNA                                               467,922               11,628
SLM Corporation                                    166,065                6,257
Capital One Financial                               83,209                5,100
Providian Financial *                              106,381                1,238
                                                                         46,961


Diversified Financial Services   2.5%

Citigroup                                        1,893,863               91,928
Principal Financial Group                          118,071                3,905
Moody's                                             54,406                3,294
                                                                         99,127

Insurance   4.4%

American International Group                       960,771               63,680
Allstate                                           257,312               11,070
MetLife                                            278,444                9,375
Marsh & McLennan                                   195,009                9,339
Prudential                                         199,830                8,347
AFLAC                                              190,473                6,891
Progressive Corporation                             79,243                6,624
Travelers Property Casualty, Class B               366,978                6,228
Hartford Financial Services                        103,464                6,107
Chubb                                               68,080                4,636
ACE Limited                                        101,109                4,188
John Hancock Financial Services                    105,411                3,953
XL Capital, Class A                                 49,590                3,846
Loews                                               68,227                3,374
St. Paul Companies                                  82,652                3,277
MBIA                                                54,464                3,226
Ambac                                               39,904                2,769
Aon                                                114,178                2,733
Lincoln National                                    66,659                2,691
Jefferson Pilot                                     52,377                2,653
Cincinnati Financial                                60,684                2,541
SAFECO                                              50,879                1,981
Torchmark                                           41,241                1,878
UnumProvident                                      109,714                1,730
                                                                        173,137


Real Estate   0.4%

Equity Office Properties, REIT                     145,433                4,167
Simon Property Group, REIT                          70,137                3,250
Equity Residential, REIT                            99,485                2,936
ProLogis Trust, REIT                                66,700                2,140
Plum Creek Timber                                   66,704                2,031
Apartment Investment & Management, REIT             34,400                1,187
                                                                         15,711


Thrifts & Mortgage Finance   1.8%

Fannie Mae                                         356,947               26,792
Freddie Mac                                        256,393               14,953

Washington Mutual                                  334,405               13,416
Golden West Financial                               57,055                5,888
Countrywide Financial                               68,578                5,202
MGIC Investment                                     35,694                2,032
                                                                         68,283
Total Financials                                                        781,861


HEALTH CARE   13.0%

Biotechnology   1.1%

Amgen *                                            475,356               29,377
Biogen Idec *                                      120,227                4,422
Genzyme *                                           81,695                4,031
Chiron *                                            69,358                3,953
MedImmune *                                         92,647                2,353
                                                                         44,136


Health Care Equipment & Supplies   2.0%

Medtronic                                          446,348               21,697
Boston Scientific *                                300,930               11,062
Guidant                                            114,524                6,894
Baxter International                               223,499                6,821
Zimmer Holdings *                                   88,834                6,254
Stryker                                             73,137                6,217
St. Jude Medical *                                  64,696                3,969
Becton, Dickinson                                   92,701                3,814
Biomet                                              94,137                3,428
Applied Biosystems Group - Applera                  78,965                1,635
C. R. Bard                                          18,938                1,539
Waters Corporation *                                46,199                1,532
Bausch & Lomb                                       19,048                  989
Millipore *                                         18,623                  802
                                                                         76,653


Health Care Providers & Services   1.8%

UnitedHealth Group                                 217,794               12,671
Cardinal Health                                    161,337                9,867
HCA                                                181,589                7,801
WellPoint Health Networks *                         54,107                5,248

Anthem *                                            50,700                3,803
Aetna                                               55,960                3,782
McKesson HBOC                                      108,514                3,490
Medco *                                             99,325                3,376
CIGNA                                               51,100                2,938
Quest Diagnostics *                                 39,600                2,895
Tenet Healthcare *                                 169,628                2,723
AmerisourceBergen                                   40,785                2,290
IMS Health                                          86,665                2,154
Health Management                                   88,793                2,131
Express Scripts *                                   29,900                1,986
Humana *                                            63,488                1,451
Manor Care                                          33,671                1,164
HealthSouth *                                      136,887                  628
                                                                         70,398


Pharmaceuticals   8.1%

Pfizer                                           2,804,275               99,075
Johnson & Johnson                                1,091,864               56,406
Merck                                              819,740               37,872
Eli Lilly                                          412,102               28,983
Abbott Laboratories                                575,547               26,820
Wyeth                                              489,869               20,795
Bristol-Myers Squibb                               714,370               20,431
Schering-Plough                                    541,904                9,424
Forest Laboratories *                              134,836                8,333
Allergan                                            48,788                3,747
Watson Pharmaceuticals *                            39,930                1,837
King Pharmaceuticals *                              90,074                1,374
                                                                        315,097
Total Health Care                                                       506,284


INDUSTRIALS & BUSINESS SERVICES   10.6%

Aerospace & Defense   1.8%

United Technologies                                173,124               16,407
Boeing                                             307,782               12,970
Honeywell International                            315,457               10,546

Lockheed Martin                                    165,696                8,517
General Dynamics                                    73,757                6,667
Northrop Grumman                                    67,447                6,448
Raytheon                                           152,999                4,596
Rockwell Collins                                    68,051                2,043
Goodrich                                            42,239                1,254
                                                                         69,448


Air Freight & Logistics   1.0%

UPS, Class B                                       413,779               30,847
Fedex                                              109,512                7,392
Ryder System                                        22,318                  762
                                                                         39,001


Airlines   0.1%

Southwest Airlines                                 291,634                4,707
Delta                                               48,923                  578
                                                                          5,285


Building Products   0.2%

Masco                                              171,955                4,713
American Standard *                                 26,220                2,640
                                                                          7,353


Commercial Services & Supplies   1.0%

Cendant *                                          374,634                8,343
Waste Management                                   218,700                6,474
Apollo Group, Class A *                             65,944                4,484
H&R Block                                           65,888                3,648
Pitney Bowes                                        85,003                3,453
Cintas                                              61,902                3,103
Avery Dennison                                      40,370                2,262
Allied Waste Industries *                          117,671                1,633
Robert Half International *                         64,961                1,516
Equifax                                             51,195                1,254
R.R. Donnelley                                      41,071                1,238
Deluxe Corporation                                  21,793                  901
Hudson Highland Group *                              2,925                   70
                                                                         38,379

Construction & Engineering   0.0%

Fluor                                               30,610                1,213
McDermott International *                           10,411                  125
                                                                          1,338


Electrical Equipment   0.5%

Emerson Electric                                   155,444               10,065
Rockwell Automation                                 69,587                2,477
Cooper Industries                                   36,353                2,106
American Power Conversion                           72,766                1,779
Thomas & Betts                                      22,490                  515
Power-One *                                         30,900                  335
                                                                         17,277


Industrial Conglomerates   4.2%

GE                                               3,692,299              114,387
3M                                                 288,390               24,522
Tyco International                                 735,173               19,482
Textron                                             50,002                2,853
                                                                        161,244


Machinery   1.4%

Caterpillar                                        127,886               10,617
Illinois Tool Works                                112,788                9,464
Deere                                               87,199                5,672
Danaher                                             56,451                5,179
Ingersoll-Rand                                      63,872                4,336
PACCAR                                              42,874                3,649
Dover                                               74,430                2,959
Eaton                                               27,139                2,931
Parker Hannifin                                     43,592                2,594
ITT Industries                                      34,376                2,551
Navistar *                                          25,270                1,210
Pall                                                45,093                1,210
Cummins Engine                                      15,961                  781
Crane                                               22,441                  690
                                                                         53,843


Road & Rail   0.4%

Union Pacific                                       94,279                6,550
Burlington Northern Santa Fe                       136,248                4,408

Norfolk Southern                                   142,805                3,377
CSX                                                 77,534                2,787
                                                                         17,122


Trading Companies & Distributors   0.0%

W. W. Grainger                                      34,562                1,638
                                                                          1,638
Total Industrials & Business Services                                   411,928


INFORMATION TECHNOLOGY   17.3%

Communications Equipment   2.9%

Cisco Systems *                                  2,543,474               61,781
QUALCOMM                                           293,946               15,853
Motorola                                           856,166               12,046
Corning *                                          491,137                5,123
Lucent Technologies *                            1,535,165                4,360
Avaya *                                            153,033                1,980
JDS Uniphase *                                     529,811                1,934
QLogic *                                            34,661                1,789
Scientific-Atlanta                                  55,824                1,524
Tellabs *                                          153,822                1,297
Comverse Technology *                               71,592                1,259
CIENA *                                            173,395                1,151
ADC Telecommunications *                           286,029                  849
Andrew *                                            57,800                  665
                                                                        111,611



Computer & Peripherals   3.7%

IBM                                                633,876               58,748
Dell *                                             944,048               32,060
Hewlett-Packard                                  1,121,706               25,765
EMC *                                              882,956               11,408
Sun Microsystems *                               1,193,326                5,358
Lexmark International *                             47,167                3,709
Apple Computer *                                   133,222                2,847
Network Appliance *                                126,815                2,603
NCR *                                               36,988                1,435
Gateway *                                          117,522                  541

Silicon Graphics *                                     683                    1
                                                                        144,475


Electronic Equipment & Instruments   0.5%

Agilent Technologies *                             177,164                5,180
Molex                                               70,932                2,475
Sanmina-SCI *                                      190,197                2,398
Jabil Circuit *                                     72,954                2,065
Solectron *                                        307,514                1,817
Thermo Electron *                                   62,572                1,577
Symbol Technologies                                 87,549                1,479
Tektronix                                           30,539                  965
PerkinElmer                                         50,176                  856
                                                                         18,812


Internet Software & Services   0.3%

Yahoo! *                                           241,748               10,920
Monster Worldwide *                                 40,907                  898
                                                                         11,818


IT Services   1.2%

First Data                                         270,350               11,109
Automatic Data Processing                          219,480                8,693
Paychex                                            140,071                5,211
Electronic Data Systems                            178,412                4,378
Computer Sciences *                                 70,545                3,120
SunGard Data Systems *                             103,426                2,866
Fiserv *                                            72,323                2,857
Concord EFS *                                      182,386                2,707
Unisys *                                           122,884                1,825
Sabre Holdings                                      55,214                1,192
Convergys *                                         54,564                  953
                                                                         44,911


Office Electronics   0.1%

Xerox *                                            293,374                4,049
                                                                          4,049


Semiconductor & Semiconductor
  Equipment   4.1%

Intel                                            2,400,416               77,293
Texas Instruments                                  637,458               18,728

Applied Materials *                                608,359               13,658
Analog Devices                                     135,394                6,181
Maxim Integrated Products                          120,445                5,998
Xilinx *                                           127,049                4,922
Linear Technology                                  114,470                4,816
KLA-Tencor *                                        72,839                4,273
Broadcom, Class A *                                110,605                3,770
Altera *                                           142,946                3,245
Micron Technology *                                230,823                3,109
National Semiconductor *                            68,297                2,692
Novellus Systems *                                  56,391                2,371
Advanced Micro Devices*                            128,765                1,919
Teradyne *                                          69,306                1,764
NVIDIA *                                            60,779                1,413
PMC-Sierra *                                        64,210                1,294
LSI Logic *                                        139,765                1,240
Applied Micro Circuits *                           112,378                  672
                                                                        159,358


Software   4.5%

Microsoft                                        3,970,194              109,339
Oracle *                                         1,923,887               25,395
Computer Associates                                213,085                5,826
VERITAS Software *                                 155,071                5,762
Electronic Arts *                                  109,278                5,221
Intuit *                                            75,388                3,989
Symantec *                                         113,600                3,936
Adobe Systems                                       87,614                3,443
PeopleSoft *                                       138,018                3,147
Siebel Systems *                                   179,415                2,489
BMC Software *                                      88,314                1,647
Mercury Interactive *                               33,126                1,611
Novell *                                           136,089                1,432
Citrix Systems *                                    63,930                1,356
Autodesk                                            41,519                1,021
Compuware *                                        153,487                  927

Parametric Technology *                             95,904                  378
                                                                        176,919
Total Information Technology                                            671,953


MATERIALS   3.0%

Chemicals   1.5%

DuPont                                             364,132               16,710
Dow Chemical                                       337,424               14,027
Praxair                                            119,980                4,583
Air Products and Chemicals                          83,663                4,420
PPG Industries                                      62,328                3,990
Rohm & Haas                                         80,725                3,448
Monsanto                                            95,214                2,740
Ecolab                                              95,834                2,623
Sigma Aldrich                                       25,712                1,470
Engelhard                                           46,759                1,401
International Flavors & Fragrances                  35,130                1,227
Eastman Chemical                                    29,317                1,159
Hercules *                                          45,886                  560
Great Lakes Chemical                                19,692                  535
                                                                         58,893


Construction Materials   0.0%

Vulcan Materials                                    39,167                1,863
                                                                          1,863


Containers & Packaging   0.2%

Sealed Air *                                        31,573                1,709
Pactiv *                                            57,404                1,372
Ball                                                21,766                1,297
Temple-Inland                                       19,544                1,225
Bemis                                               19,399                  970
                                                                          6,573


Metals & Mining   0.8%

Alcoa                                              318,798               12,114
Newmont Mining                                     158,976                7,728
Freeport McMoRan Copper Gold                        67,060                2,825
Phelps Dodge *                                      32,908                2,504

Nucor                                               29,717                1,664
USX-U.S. Steel Group                                40,451                1,417
Worthington Industries                              32,392                  584
Allegheny Technologies                              35,576                  470
                                                                         29,306


Paper & Forest Products   0.5%

International Paper                                175,309                7,558
Weyerhaeuser                                        81,418                5,211
Georgia-Pacific                                     95,727                2,936
MeadWestvaco                                        76,513                2,276
Louisiana Pacific *                                 38,818                  694
                                                                         18,675
Total Materials                                                         115,310


TELECOMMUNICATION SERVICES   3.4%

Diversified Telecommunication Services   2.8%

Verizon Communications                           1,015,126               35,611
SBC Communications                               1,216,947               31,726
BellSouth                                          680,787               19,266
AT&T                                               287,797                5,842
Sprint                                             328,975                5,402
Alltel                                             115,789                5,393
Qwest Communications International *               650,416                2,810
Centurytel                                          52,328                1,707
Citizens Communications *                          111,070                1,379
                                                                        109,136

Wireless Telecommunication Services   0.6%


Nextel Communications, Class A *                   402,220               11,286
AT&T Wireless Group *                              996,563                7,963
Sprint PCS *                                       382,853                2,152
                                                                         21,401
Total Telecommunication Services                                        130,537


UTILITIES   2.8%

Electric Utilities   2.0%

Southern Company                                   265,403                8,028

Exelon                                             118,968                7,895
Dominion Resources                                 118,637                7,573
Entergy                                             83,554                4,773
FPL Group                                           68,265                4,466
American Electric Power                            144,133                4,397
FirstEnergy                                        123,093                4,333
PG&E *                                             150,117                4,169
Progress Energy                                     91,042                4,121
Consolidated Edison                                 82,253                3,538
PPL                                                 65,976                2,886
TXU                                                121,173                2,874
Ameren                                              61,509                2,829
CINergy                                             68,026                2,640
Edison International *                             119,853                2,628
XCEL Energy                                        147,677                2,508
DTE Energy                                          61,923                2,440
Pinnacle West Capital                               33,697                1,348
CenterPoint Energy                                 117,746                1,141
Teco Energy                                         67,704                  976
Allegheny Energy *                                  51,015                  651
CMS Energy *                                        59,820                  510
Texas Genco Holdings                                 5,052                  164
                                                                         76,888


Gas Utilities   0.3%

Kinder Morgan                                       46,262                2,734
Sempra Energy                                       82,395                2,477
KeySpan                                             59,549                2,191
NiSource                                            98,565                2,163
Peoples Energy                                      13,726                  577
NICOR                                               15,926                  542
                                                                         10,684


Multi-Utilities & Unregulated Power   0.5%

Duke Energy                                        335,460                6,860
Public Service Enterprise                           86,549                3,791
Constellation Energy Group                          62,388                2,443
AES *                                              227,933                2,152

Williams Companies                                 193,198                1,897
El Paso Energy                                     224,125                1,836
Calpine *                                          167,129                  804
Dynegy, Class A *                                  141,085                  604
                                                                         20,387

Total Utilities                                                         107,959

Total Common Stocks (Cost $3,083,469)                                 3,789,037



SHORT-TERM INVESTMENTS   2.6%

U.S. Treasury Obligations 0.2%

U.S. Treasury Bills, 1.025%, 2/12/04 ++          6,000,000                5,993

U.S. Treasury Bills, 0.83%, 2/12/04              1,000,000                  999

                                                                          6,992

Money Market Fund   2.4%

T. Rowe Price Reserve
Investment Fund, 1.13% #                        92,420,800               92,421
                                                                         92,421

Total Short-Term Investments (Cost $99,413)                              99,413


SECURITIES LENDING COLLATERAL   2.7%

Money Market Trust   2.7%

State Street Bank and Trust Company
of New Hampshire N.A. Securities
Lending Quality Trust units, 1.12% #           106,869,592              106,870

Total Securities Lending
Collateral (Cost $106,870)                                              106,870

Total Investments in Securities

102.8% of Net Assets (Cost $3,289,752)                          $     3,995,320
                                                                ----------------

Futures Contracts
($ 000s)

                                                 Contract            Unrealized
                        Expiration                  Value            Gain (Loss)
--------------------------------------------------------------------------------

Long, 337 March S&P 500
contracts, $5,730 par of
1.025% U.S. Treasury Bill
pledged as initial margin     3/04                 $ 93,568            $  3,673

Net payments (receipts)
of variation margin to date
                                                                         (3,426)

Variation margin receivable
(payable) on open futures
contracts                                                              $    247

ss.  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2003.

REIT Real Estate Investment Trust


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $3,289,752)      $          3,995,320

Other assets                                                             14,835

Total assets                                                          4,010,155


Liabilities

Total liabilities                                                       124,718


NET ASSETS                                                 $          3,885,437
                                                           --------------------

Net Assets Consist of:

Undistributed net investment
income (loss)                                              $                248

Undistributed net realized
gain (loss)                                                            (174,612)

Net unrealized gain (loss)                                              709,241

Paid-in-capital applicable to
129,750,903 shares of
$0.01 par value capital
stock outstanding;
1,000,000,000 shares of
the Corporation authorized                                            3,350,560

NET ASSETS                                                 $          3,885,437
                                                           --------------------


NET ASSET VALUE PER SHARE                                  $              29.95
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                           Year
                                                                          Ended
                                                                       12/31/03

Investment Income (Loss)

Income

  Dividend                                                 $             56,704

  Interest                                                                   63

  Securities lending                                                        180

  Total income                                                           56,947

Expenses

  Shareholder servicing                                                   6,618

  Investment management                                                   4,775

  Prospectus and shareholder reports                                        400

  Custody and accounting                                                    285

  Registration                                                               88

  Legal and audit                                                            22

  Directors                                                                  20

  Miscellaneous                                                             247

  Reductions/repayments pursuant
  to expense limitation Management
  fees (waived) repaid                                                   (1,304)

  Total expenses                                                         11,151

  Expenses paid indirectly                                                   (1)

  Net expenses                                                           11,150

Net investment income (loss)                                             45,797

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                              1,750

  Futures                                                                13,751

  Net realized gain (loss)                                               15,501

Change in net unrealized gain (loss)

  Securities                                                            758,602

  Futures                                                                 5,273

  Change in net unrealized
  gain (loss)                                                           763,875

Net realized and
unrealized gain (loss)                                                  779,376

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $            825,173
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                      Year
                                                     Ended
                                                  12/31/03             12/31/02

Increase (Decrease) in Net Assets

Operations

Net investment income (loss)               $        45,797      $        38,847

  Net realized gain (loss)                          15,501              (67,280)

  Change in net
  unrealized gain (loss)                           763,875             (750,059)

  Increase (decrease) in net assets
  from operations                                  825,173             (778,492)

Distributions to shareholders

  Net investment income                            (45,987)             (38,667)

Capital share transactions *

  Shares sold                                      927,373              832,702

  Distributions reinvested                          45,115               37,875

  Shares redeemed                                 (574,733)            (817,712)

  Redemption Fee                                        79                    9

  Increase (decrease) in net assets
  from capital share transactions                  397,834               52,874


Net Assets

Increase (decrease)
during period                                    1,177,020             (764,285)

Beginning of period                              2,708,417            3,472,702

End of period                              $     3,885,437      $     2,708,417
                                           ------------------------------------

*Share information

  Shares sold                                       35,870               30,831

  Distributions reinvested                           1,698                1,495

  Shares redeemed                                  (22,258)             (30,477)

  Increase (decrease) in
  shares outstanding                                15,310                1,849


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust and commenced operations on March 30, 1990. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index(RT).

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices. Short-term debt securities are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Rebates and Credits
     Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $8,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

     Redemption Fees
     A 0.5% fee is assessed on redemptions of fund shares held less than 6 months. Such fees are withheld from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

     In-Kind Redemptions
     In certain circumstances, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the fund recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2003, the fund realized $8,463,000 of net gain on $16,732,000 of in-kind redemptions.

     Investment Transactions, Investment Income, and Distributions
     Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

     Other
     In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts
     During the year ended December 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2003, the value of loaned securities was $104,283,000; aggregate collateral consisted of $106,869,000 in the money market pooled trust.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $420,225,000 and $38,119,000, respectively, for the year ended December 31, 2003.


Note 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

     Distributions during the year ended December 31, 2003 totaled $45,987,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:

     Unrealized appreciation                               $      1,075,255,000

     Unrealized depreciation                                       (369,994,000)

     Net unrealized
     appreciation (depreciation)                                    705,261,000

     Undistributed ordinary income                                      248,000

     Capital loss carryforwards                                    (170,632,000)

     Paid-in capital                                              3,350,560,000

     Net assets                                            $      3,885,437,000
                                                           --------------------


     Federal income tax regulations require the fund to treat the gain/loss on certain open futures contracts as realized on the last day of the tax year; accordingly, $3,673,000 of unrealized gains reflected in the accompanying financial statements were realized for tax purposes as of December 31, 2003. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $11,525,000 of capital loss carryforwards. As of December 31, 2003, the fund had $55,895,000 of capital loss carryforwards that expire in 2009 and $114,737,000 that expire in 2010.

     For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to redemptions in kind. Results of operations and net assets were not affected by these reclassifications.

     Undistributed net investment income                   $            258,000

     Undistributed net realized gain                                 (8,721,000)

     Paid-in-capital                                                  8,463,000


     At December 31, 2003, the cost of investments for federal income tax purposes was $3,293,732,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.15% of the fund's average daily net assets. The fee is computed daily and paid monthly. At December 31, 2003, investment management fee payable totaled $533,000.

     The fund is also subject to a contractual expense limitation through April 30, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.35%. Through April 30, 2007, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. At December 31, 2003, management fees waived remain subject to repayment by the fund in the amount in the following amounts: $2,689,000 through December 31, 2004, and $1,304,000 through December 31, 2005.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $4,219,000 for the year ended December 31, 2003, of which $417,000 was payable at period-end.

     Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the year ended December 31, 2003, the fund was charged $827,000 for shareholder servicing costs related to the college savings plans, of which $622,000 was for services provided by Price and $93,000 was payable at period-end. At December 31, 2003, approximately 5.9% of the outstanding shares of the fund were held by college savings plans.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Retirement Funds (Retirement Funds) may invest. The Retirement Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Retirement Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended December 31, 2003, the fund was allocated $183,000 of Retirement Funds' expenses, of which $87,000 related to services provided by Price and $23,000 was payable at period-end. At December 31, 2003, approximately 2.1% of the outstanding shares of the fund were held by the Retirement Funds.

     Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $882,000.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Index Trust, Inc. and Shareholders of
T. Rowe Price Equity Index 500 Fund

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Equity Index 500 Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     January 26, 2004

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The fund's distributions to shareholders included $258,000 from short-term capital gains.

     For taxable non-corporate shareholders, $45,797,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

     For corporate shareholders, $45,797,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

     A description of the policies and procedures that the T. Rowe Price Equity Index 500 Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Trustees and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Trustees that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's trustees are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" trustees are officers of T. Rowe Price. The Board of Trustees elects the fund's officers, who are listed in the final table. The business address of each trustee and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund trustees and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

--------------------------------------------------------------------------------
Independent Trustees

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and
Directorships of Other Public Companies
------------------------------------------------------------------------------

Anthony W. Deering
(1/28/45)
2001
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)
--------------------------------------------------------------------------------

Donald W. Dick, Jr.
(1/27/43)
1994
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm
--------------------------------------------------------------------------------

David K. Fagin
(4/9/38)
1994
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.
--------------------------------------------------------------------------------

Karen N. Horn
(9/21/43)
2003
Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company
--------------------------------------------------------------------------------

F. Pierce Linaweaver
(8/22/34)
2001
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers
--------------------------------------------------------------------------------

John G. Schreiber
(10/21/46)
2001
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company
--------------------------------------------------------------------------------

Hubert D. Vos**
(8/2/33)
1994
Owner/President, Stonington Capital Corp., a private investment company
--------------------------------------------------------------------------------

Paul M. Wythes**
(6/23/33)
1990
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.
--------------------------------------------------------------------------------

* Each independent trustee oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Trustees effective December 31, 2003.
--------------------------------------------------------------------------------

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Annual Report

--------------------------------------------------------------------------------
Inside Trustees

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and
Directorships of Other Public Companies
--------------------------------------------------------------------------------

James A.C. Kennedy, CFA
(8/15/53)
1997
[39]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

James S. Riepe
(6/25/43)
1990
[107]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Index Trust
--------------------------------------------------------------------------------

M. David Testa, CFA, CIC
(4/22/44)
1994
[107]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc; Director, T. Rowe Price Global Asset Management Limited and
T. Rowe Price Global Investment Services Limited; Director and Vice President,
T. Rowe Price Trust Company
--------------------------------------------------------------------------------

* Each inside trustee serves until retirement, resignation, or election of a successor.
--------------------------------------------------------------------------------

T. Rowe Price Equity Index 500 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------

E. Frederick Bair, CFA, CPA (12/11/69)
Executive Vice President, Index Trust
Vice President, T. Rowe Price and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Stephen V. Booth (6/21/61)
Vice President, Index Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Joseph A. Carrier 12/30/60
Treasurer, Index Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------

Wendy R. Diffenbaugh (10/2/53)
Vice President, Index Trust
Assistant Vice President, T. Rowe Price
--------------------------------------------------------------------------------

Roger L. Fiery III, CPA (2/10/59)
Vice President, Index Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Ann M. Holcomb, CFA (1/16/72)
Executive Vice President, Index Trust
Vice President, T. Rowe Price
--------------------------------------------------------------------------------

Henry H. Hopkins (12/23/42)
Vice President, Index Trust
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------

Patricia B. Lippert (1/12/53)
Secretary, Index Trust
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment
Services, Inc.
--------------------------------------------------------------------------------

Raymond A. Mills, PhD, CFA (12/3/60)
Vice President, Index Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Sudhir Nanda, PhD, CFA (12/7/59)
Vice President, Index Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Julie L. Waples (5/12/70)
Vice President, Index Trust
Vice President, T. Rowe Price
--------------------------------------------------------------------------------

Richard T. Whitney, CFA (5/7/58)
President, Index Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Mary C. Wojciechowski, CFA (12/2/62)
Vice President, Index Trust
Vice President, T. Rowe Price
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

     The registrant's Board of Directors/Trustees has determined that Mr. David
     K. Fagin qualifies as an audit committee financial expert, as defined in
     Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of
     Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $13,495               $12,302
     Audit-Related Fees                         830                    --
     Tax Fees                                 3,505                 2,979
     All Other Fees                             124                   225

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

     Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

     Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004